Net Financial Results	12 Months Ended
Dec. 31, 2018
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Net Financial Results
23.	NET FINANCIAL RESULTS

	2018	2017	2016
Financial income
Interest income	3,033	1,598	1,472
Exchange differences	81,869	16,025	15,287
Financial accretion	15,181	—	—

Total financial income	100,083	17,623	16,759

Financial loss
Interest loss	(28,717)	(18,385)	(18,109)
Exchange differences	(27,410)	(7,075)	(3,676)
Financial accretion	(7,554)	(3,169)	(3,159)

Total financial costs	(63,681)	(28,629)	(24,944)

Other financial results
Fair value gains on financial assets at fair value through profit or loss	2,596	2,208	1,826
Gains on derivative financial instruments	933	—	213
Result from net monetary position	1,594	—	—

Total other financial results	5,123	2,208	2,039

Total net financial results	41,525	(8,798)	(6,146)